COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES
Environmental Matters
We are subject to federal, state and local environmental laws and regulations, which impose limitations on the discharge of pollutants into the environment, establish standards for the management, treatment, storage, transportation and disposal of solid and hazardous wastes and hazardous materials, and impose obligations to investigate and remediate contamination in certain circumstances. Liabilities relating to investigation and remediation of contamination, as well as other liabilities concerning hazardous materials or contamination, such as claims for personal injury or property damage, may arise at many locations, including formerly owned or operated properties and sites where wastes have been treated or disposed of, as well as properties currently owned or operated by us. Such liabilities may arise even where the contamination does not result from noncompliance with applicable environmental laws. Under some environmental laws, such liabilities may also be joint and several, meaning that a party can be held responsible for more than its share of the liability involved, or even the entire share. Although environmental requirements generally have become more stringent and compliance with those requirements more expensive, we are not aware of any specific developments that would increase our costs for such compliance in a manner that would be expected to have a material adverse effect on our results of operations, financial position or liquidity.
Our assets and operations also involve the use of materials classified as hazardous, toxic or otherwise dangerous. Many of the properties that we own or operate have been used for many years, and include older facilities and equipment that may be more likely than newer ones to contain or be made from such materials. Some of these properties include aboveground or underground storage tanks and associated piping. Some of them also include large electrical equipment filled with mineral oil, which may contain or previously have contained PCBs. Our facilities and equipment are often situated on or near property owned by others so that, if they are the source of contamination, others’ property may be affected. For example, aboveground and underground transmission lines sometimes traverse properties that we do not own and transmission assets that we own or operate are sometimes commingled at our transmission stations with distribution assets owned or operated by our transmission customers.
Some properties in which we have an ownership interest or at which we operate are, or are suspected of being, affected by environmental contamination. We are not aware of any pending or threatened claims against us with respect to environmental contamination relating to these properties, or of any investigation or remediation of contamination at these properties, that entail costs likely to materially affect us. Some facilities and properties are located near environmentally sensitive areas such as wetlands.
Litigation
We are involved in certain legal proceedings before various courts, governmental agencies and mediation panels concerning matters arising in the ordinary course of business. These proceedings include certain contract disputes, eminent domain and vegetation management activities, regulatory matters and pending judicial matters. We cannot predict the final disposition of such proceedings. We regularly review legal matters and record provisions for claims that are considered probable of loss.
Rate of Return on Equity Complaints
On November 12, 2013, the Association of Businesses Advocating Tariff Equity, Coalition of MISO Transmission Customers, Illinois Industrial Energy Consumers, Indiana Industrial Energy Consumers, Inc., Minnesota Large Industrial Group and Wisconsin Industrial Energy Group (collectively, the “complainants”) filed the Initial Complaint with the FERC under Section 206 of the FPA requesting that the FERC find the then current 12.38% MISO regional base ROE rate (the “base ROE”) for all MISO TOs, including ITCTransmission, METC and ITC Midwest, to no longer be just and reasonable. The complainants sought a FERC order reducing the base ROE used in the formula transmission rates for our MISO Regulated Operating Subsidiaries to 9.15%, reducing the equity component of our capital structure and terminating the ROE adders approved for certain Regulated Operating Subsidiaries. The FERC set the base ROE for hearing and settlement procedures, while denying all other aspects of the Initial Complaint. The FERC set the refund effective date for the Initial Complaint as November 12, 2013.
On June 19, 2014, in a separate Section 206 complaint against the regional base ROE rate for ISO New England TOs, the FERC adopted a new methodology for establishing base ROE rates for electric transmission utilities. The new methodology is based on a two-step DCF analysis that uses both short-term and long-term growth projections in calculating ROE rates for a proxy group of electric utilities. The FERC also reiterated that it can apply discretion in determining how ROE rates are established within a zone of reasonableness and reiterated its policy for limiting the overall ROE rate for any company, including the base and all applicable adders, at the high end of the zone of reasonableness set by the two-step DCF methodology. The new method presented in the ISO New England ROE case, including any revisions made in response to the decision of the D.C. Circuit Court in Emera Maine v. FERC, discussed below, will be used in resolving the MISO ROE cases.
On December 22, 2015, the presiding administrative law judge issued an initial decision on the Initial Complaint, consistent with the new methodology adopted in the ISO New England decision in June 2014. On September 28, 2016, the FERC issued the September 2016 Order affirming the presiding administrative law judge’s initial decision and setting the base ROE at 10.32%, with a maximum ROE of 11.35%, effective for the period from November 12, 2013 through February 11, 2015 (the “Initial Refund Period”). Additionally, the rates established by the September 2016 Order will be used prospectively from the date of that order until a new approved rate is established by the FERC in ruling on the Second Complaint described below. The September 2016 Order resulted in an ROE used currently by ITCTransmission, METC and ITC Midwest of 11.35%, 11.35% and 11.32%, respectively.
The September 2016 Order required all MISO TOs, including our MISO Regulated Operating Subsidiaries, to provide refunds for the Initial Refund Period. The total estimated refund for the Initial Complaint resulting from this FERC order, including interest, was $118 million for our MISO Regulated Operating Subsidiaries as of December 31, 2016, recorded in current liabilities on the consolidated statements of financial position. During the year ended December 31, 2017, we provided net refunds with interest for the liability recorded at December 31, 2016. Substantially all of the refunds were made during the three months ended March 31, 2017, with the final true-up settlement completed during the second quarter of 2017. The total amount of the net refunds, including interest and the associated true-up, for the Initial Complaint were not materially different from the estimated amount recorded as of December 31, 2016.
On October 28, 2016, the MISO TOs, including our MISO Regulated Operating Subsidiaries, filed a request with the FERC for rehearing of the September 2016 Order regarding the short-term growth projections in the two-step DCF analysis used by FERC to determine the cost of equity of public utilities. The complainants also filed a request for rehearing, citing that FERC erred in several material respects in the September 2016 Order. The FERC issued a tolling order on November 28, 2016 to allow for additional time to address the rehearing requests.
On February 12, 2015, the Second Complaint was filed with the FERC under Section 206 of the FPA by Arkansas Electric Cooperative Corporation, Mississippi Delta Energy Agency, Clarksdale Public Utilities Commission, Public Service Commission of Yazoo City and Hoosier Energy Rural Electric Cooperative, Inc., seeking a FERC order to reduce the base ROE used in the formula transmission rates of our MISO Regulated Operating Subsidiaries to 8.67%, with an effective date of February 12, 2015. The FERC set the Second Complaint for hearing and settlement procedures and set the refund effective date for the Second Complaint as February 12, 2015.
On June 30, 2016, the presiding administrative law judge issued an initial decision on the Second Complaint, which recommended a base ROE of 9.70% for February 12, 2015 through May 11, 2016 (the “Second Refund Period”), with a maximum ROE of 10.68%. The initial decision is a non-binding recommendation to the FERC on the Second Complaint, and all parties have filed briefs contesting various parts of the proposed findings and recommendations. FERC has not yet issued an order on the initial decision on the Second Complaint.
On April 14, 2017, in Emera Maine v. FERC, the D.C. Circuit Court vacated the precedent-setting FERC orders that revised the regional base ROE rate for the ISO New England TOs and established and applied the two-step DCF methodology for the determination of ROE. The court remanded the orders to the FERC for further justification of its establishment of the new base ROE for the New England TOs.
On September 29, 2017, certain MISO transmission owners, including our MISO Regulated Operating Subsidiaries, filed a motion for the FERC to dismiss the Second Complaint, on the grounds that the Second Complaint fails as a matter of law to make the showings required by the D.C. Circuit Court’s decision in Emera Maine v. FERC to demonstrate that the currently effective base ROE of 10.32% is unjust and unreasonable. Pending a determination by FERC on the merits of the motion, the estimated current regulatory liability that has been recorded in the condensed consolidated statements of financial position for the Second Complaint has not been modified.
If the Second Complaint is not dismissed, we expect the FERC to establish a new base ROE and zone of reasonableness that will be used, along with any ROE adders, to calculate the refund liability for the Second Refund Period and future ROEs for our MISO Regulated Operating Subsidiaries. As of March 31, 2018, the estimated range of refunds for the related refund period is from $107 million to $146 million on a pre-tax basis. Our MISO Regulated Operating Subsidiaries had an estimated current regulatory liability for the Second Complaint of $146 million and $145 million as of March 31, 2018 and December 31, 2017, respectively. The recognition of the obligations associated with the complaints resulted in a reduction in net income and additional interest expense as set forth in the table below for the periods indicated.

	Three months ended
	March 31,
(in millions)	2018	2017
Interest expense increase	$2	$1
Estimated net income reduction	1	1

It is possible that the outcome of these matters could differ from the estimated range of losses and materially affect our consolidated results of operations due to the uncertainty of the calculation of an authorized base ROE along with the zone of reasonableness, which is subject to significant discretion by the FERC. Further uncertainty regarding the outcome of the Initial Complaint and the Second Complaint and the timing of completion of these matters has been introduced due to the Emera Maine v. FERC decision.
As of March 31, 2018, our MISO Regulated Operating Subsidiaries had a total of approximately $3 billion of equity in their collective capital structures for ratemaking purposes. Based on this level of aggregate equity, we estimate that each 10 basis point reduction in the authorized ROE would reduce annual consolidated net income by approximately $3 million.
In a separate but related matter, in November 2014, METC, ITC Midwest and other MISO TOs filed a request with the FERC, under FPA Section 205, for authority to include a 50 basis point incentive adder for RTO participation in each of the TOs’ Formula Rates. On January 5, 2015, the FERC approved the use of this incentive adder, effective January 6, 2015. Additionally, ITC Midwest filed a request with the FERC, under FPA Section 205, in January 2015 for authority to include a 100 basis point incentive adder for independent transmission ownership, which is currently authorized for ITCTransmission and METC. On March 31, 2015, the FERC approved the use of a 50 basis point incentive adder for independence, effective April 1, 2015. On April 30, 2015, ITC Midwest and an intervenor, RPGI, filed separate requests with the FERC for rehearing on the approved incentive adder for independence, and both requests were subsequently denied by the FERC on January 6, 2016. RPGI has filed an appeal of the FERC’s decisions, which remains pending. Beginning September 28, 2016, these incentive adders have been applied to METC’s and ITC Midwest’s base ROEs in establishing their total authorized ROE rates, subject to the maximum ROE limitation in the September 2016 Order of 11.35%.
Development Projects
We are pursuing strategic development projects that may result in payments to developers that are contingent on the projects reaching certain milestones indicating that the projects are financially viable. We believe it is reasonably possible that we will be required to make these contingent development payments up to a maximum amount of $125 million for the period from 2018 through 2022. In the event it becomes probable that we will make these payments, we would recognize the liability and the corresponding intangible asset or expense as appropriate.

COMMITMENTS AND CONTINGENT LIABILITIES
Environmental Matters
We are subject to federal, state and local environmental laws and regulations, which impose limitations on the discharge of pollutants into the environment, establish standards for the management, treatment, storage, transportation and disposal of solid and hazardous wastes and hazardous materials, and impose obligations to investigate and remediate contamination in certain circumstances. Liabilities relating to investigation and remediation of contamination, as well as other liabilities concerning hazardous materials or contamination, such as claims for personal injury or property damage, may arise at many locations, including formerly owned or operated properties and sites where wastes have been treated or disposed of, as well as properties currently owned or operated by us. Such liabilities may arise even where the contamination does not result from noncompliance with applicable environmental laws. Under some environmental laws, such liabilities may also be joint and several, meaning that a party can be held responsible for more than its share of the liability involved, or even the entire share. Although environmental requirements generally have become more stringent and compliance with those requirements more expensive, we are not aware of any specific developments that would increase our costs for such compliance in a manner that would be expected to have a material adverse effect on our results of operations, financial position or liquidity.
Our assets and operations also involve the use of materials classified as hazardous, toxic or otherwise dangerous. Many of the properties that we own or operate have been used for many years, and include older facilities and equipment that may be more likely than newer ones to contain or be made from such materials. Some of these properties include aboveground or underground storage tanks and associated piping. Some of them also include large electrical equipment filled with mineral oil, which may contain or previously have contained PCBs. Our facilities and equipment are often situated on or near property owned by others so that, if they are the source of contamination, others’ property may be affected. For example, aboveground and underground transmission lines sometimes traverse properties that we do not own and transmission assets that we own or operate are sometimes commingled at our transmission stations with distribution assets owned or operated by our transmission customers.
Some properties in which we have an ownership interest or at which we operate are, or are suspected of being, affected by environmental contamination. We are not aware of any pending or threatened claims against us with respect to environmental contamination relating to these properties, or of any investigation or remediation of contamination at these properties, that entail costs likely to materially affect us. Some facilities and properties are located near environmentally sensitive areas such as wetlands.
Litigation
We are involved in certain legal proceedings before various courts, governmental agencies and mediation panels concerning matters arising in the ordinary course of business. These proceedings include certain contract disputes, eminent domain and vegetation management activities, regulatory matters and pending judicial matters. We cannot predict the final disposition of such proceedings. We regularly review legal matters and record provisions for claims that are considered probable of loss.
Michigan Sales and Use Tax Audit
The Michigan Department of Treasury has conducted sales and use tax audits of ITCTransmission for the audit periods April 1, 2005 through June 30, 2008 and October 1, 2009 through September 30, 2013. The Michigan Department of Treasury has denied ITCTransmission’s claims of the industrial processing exemption from use tax that it has taken beginning January 1, 2007. The exemption claim denials resulted in use tax assessments against ITCTransmission. ITCTransmission filed administrative appeals to contest these use tax assessments.
In a separate, but related case involving a Michigan-based public utility that made similar industrial processing exemption claims, the Michigan Supreme Court ruled in July 2015 that the electric system, which involves altering voltage, constitutes an exempt, industrial processing activity. However, the ruling further held the electric system is also used for other functions that would not be exempt, and remanded the case to the Michigan Court of Claims to determine how the exemption applies to assets that are used in electric distribution activities. On March 30, 2016, ITCTransmission withdrew its administrative appeals, and subsequently filed a civil action in the Michigan Court of Claims seeking to have the use tax assessments at issue canceled. On November 2, 2016, the Michigan Court of Claims denied a motion filed by the Michigan Department of Treasury for partial summary disposition of the ITCTransmission civil action. The Michigan Department of Treasury appealed this denial with the Michigan Court of Appeals. The Court of Claims consolidated our civil action with similar, pending litigation involving another company, and ordered both cases to mediation.
On March 23, 2017, following the facilitated court ordered mediation, the parties entered into a settlement agreement. Pursuant to that agreement, the Court of Appeals dismissed the appeal filed by the Michigan Department of Treasury on March 30, 2017. On April 3, 2017, the Court of Claims dismissed the civil action filed by ITCTransmission.
The amount of use tax and interest associated with the settlement agreement has been paid and recorded primarily as an increase to property, plant and equipment, which is a component of revenue requirement in our cost-based formula rate.
METC has also taken the industrial processing exemption. We believe it is probable that METC will be required to remit use tax associated with this exemption. As of December 31, 2017, METC had recorded an estimated current liability of $4 million for open periods. The additional use tax liability has been recorded primarily as an increase to the cost of property, plant and equipment, as the majority of purchases for which the exemption was taken relate to purchases associated with capital projects.
Rate of Return on Equity Complaints
On November 12, 2013, the Association of Businesses Advocating Tariff Equity, Coalition of MISO Transmission Customers, Illinois Industrial Energy Consumers, Indiana Industrial Energy Consumers, Inc., Minnesota Large Industrial Group and Wisconsin Industrial Energy Group (collectively, the “complainants”) filed the Initial Complaint with the FERC under Section 206 of the FPA requesting that the FERC find the then current 12.38% MISO regional base ROE rate (the “base ROE”) for all MISO TOs, including ITCTransmission, METC and ITC Midwest, to no longer be just and reasonable. The complainants sought a FERC order reducing the base ROE used in the formula transmission rates for our MISO Regulated Operating Subsidiaries to 9.15%, reducing the equity component of our capital structure and terminating the ROE adders approved for certain Regulated Operating Subsidiaries. The FERC set the base ROE for hearing and settlement procedures, while denying all other aspects of the Initial Complaint. The FERC set the refund effective date for the Initial Complaint as November 12, 2013.
On June 19, 2014, in a separate Section 206 complaint against the regional base ROE rate for ISO New England TOs, the FERC adopted a new methodology for establishing base ROE rates for electric transmission utilities. The new methodology is based on a two-step DCF analysis that uses both short-term and long-term growth projections in calculating ROE rates for a proxy group of electric utilities. The FERC also reiterated that it can apply discretion in determining how ROE rates are established within a zone of reasonableness and reiterated its policy for limiting the overall ROE rate for any company, including the base and all applicable adders, at the high end of the zone of reasonableness set by the two-step DCF methodology. The new method presented in the ISO New England ROE case, including any revisions made in response to the decision of the U.S. Court of Appeals for the District of Columbia Circuit in Emera Maine v. FERC, discussed below, will be used in resolving the MISO ROE cases.
On December 22, 2015, the presiding administrative law judge issued an initial decision on the Initial Complaint, consistent with the new methodology adopted in the ISO New England decision in June 2014. On September 28, 2016, the FERC issued the September 2016 Order affirming the presiding administrative law judge’s initial decision and setting the base ROE at 10.32%, with a maximum ROE of 11.35%, effective for the period from November 12, 2013 through February 11, 2015 (the “Initial Refund Period”). Additionally, the rates established by the September 2016 Order will be used prospectively from the date of that order until a new approved rate is established by the FERC in ruling on the Second Complaint described below. The September 2016 Order resulted in an ROE used currently by ITCTransmission, METC and ITC Midwest of 11.35%, 11.35% and 11.32%, respectively.
The September 2016 Order required all MISO TOs, including our MISO Regulated Operating Subsidiaries, to provide refunds for the Initial Refund Period. The total estimated refund for the Initial Complaint resulting from this FERC order, including interest, was $118 million for our MISO Regulated Operating Subsidiaries as of December 31, 2016, recorded in current liabilities on the consolidated statements of financial position. During the year ended December 31, 2017, we provided net refunds with interest, which were substantially finalized during the second quarter of 2017. The total amount of the net refunds, including interest and the associated true-up, for the Initial Complaint were not materially different from the estimated amount recorded as of December 31, 2016.
On October 28, 2016, the MISO TOs, including our MISO Regulated Operating Subsidiaries, filed a request with the FERC for rehearing of the September 2016 Order regarding the short-term growth projections in the two-step DCF analysis used by FERC to determine the cost of equity of public utilities. The complainants also filed a request for rehearing, citing that FERC erred in several material respects in the September 2016 Order. The FERC issued a tolling order on November 28, 2016 to allow for additional time to address the rehearing requests.
On February 12, 2015, the Second Complaint was filed with the FERC under Section 206 of the FPA by Arkansas Electric Cooperative Corporation, Mississippi Delta Energy Agency, Clarksdale Public Utilities Commission, Public Service Commission of Yazoo City and Hoosier Energy Rural Electric Cooperative, Inc., seeking a FERC order to reduce the base ROE used in the formula transmission rates of our MISO Regulated Operating Subsidiaries to 8.67%, with an effective date of February 12, 2015. The FERC set the Second Complaint for hearing and settlement procedures and set the refund effective date for the Second Complaint as February 12, 2015.
On June 30, 2016, the presiding administrative law judge issued an initial decision on the Second Complaint, which recommended a base ROE of 9.70% for February 12, 2015 through May 11, 2016 (the “Second Refund Period”), with a maximum ROE of 10.68%. The initial decision is a non-binding recommendation to the FERC on the Second Complaint, and all parties have filed briefs contesting various parts of the proposed findings and recommendations. FERC has not yet issued an order on the initial decision on the Second Complaint.
On April 14, 2017, in Emera Maine v. FERC, the U.S. Court of Appeals for the District of Columbia Circuit vacated the precedent-setting FERC orders that revised the regional base ROE rate for the ISO New England TOs and established and applied the two-step DCF methodology for the determination of ROE. The court remanded the orders to the FERC for further justification of its establishment of the new base ROE for the New England TOs.
On September 29, 2017, certain MISO transmission owners, including our MISO Regulated Operating Subsidiaries, filed a motion for the FERC to dismiss the Second Complaint, on the grounds that the Second Complaint fails as a matter of law to make the showings required by the U.S. Court of Appeals for the District of Columbia Circuit's ("D.C. Circuit Court") decision in Emera Maine to demonstrate that the currently effective base ROE of 10.32% is unjust and unreasonable. Pending a determination by FERC on the merits of the motion, the estimated current regulatory liability that has been recorded in the consolidated statements of financial position for the Second Complaint has not been modified.
If the Second Complaint is not dismissed, we expect the FERC to establish a new base ROE and zone of reasonableness that will be used, along with any ROE adders, to calculate the refund liability for the Second Refund Period and future ROEs for our MISO Regulated Operating Subsidiaries. As of December 31, 2017, the estimated range of refunds for the related refund period is from $106 million to $145 million on a pre-tax basis. Our MISO Regulated Operating Subsidiaries have recorded an estimated current regulatory liability for the Second Complaint of $145 million as of December 31, 2017. An estimated liability for the Second Refund Period of $140 million was recorded as a non-current regulatory liability as of December 31, 2016. The recognition of the obligations associated with the complaints resulted in a reduction of revenues and net income and additional interest expense as set forth in the table below for the periods indicated.

	Year Ended December 31,
(In millions)	2017	2016	2015
Revenue reduction	$—	$80	$115
Interest expense increase	6	10	5
Estimated net income reduction (a)	3	55	73
____________________________

(a)	Includes an effect on net income of $27 million and $28 million for the years ended December 31, 2016 and 2015, respectively, for revenue initially recognized in 2015, 2014 and 2013.
It is possible that the outcome of these matters could differ from the estimated range of losses and materially affect our consolidated results of operations due to the uncertainty of the calculation of an authorized base ROE along with the zone of reasonableness, which is subject to significant discretion by the FERC. Further uncertainty regarding the outcome of the Initial Complaint and the Second Complaint and the timing of completion of these matters has been introduced due to the Emera Maine v. FERC decision.
As of December 31, 2017, our MISO Regulated Operating Subsidiaries had a total of approximately $3 billion of equity in their collective capital structures for ratemaking purposes. Based on this level of aggregate equity, we estimate that each 10 basis point reduction in the authorized ROE would reduce annual consolidated net income by approximately $3 million.
In a separate but related matter, in November 2014, METC, ITC Midwest and other MISO TOs filed a request with the FERC, under FPA Section 205, for authority to include a 50 basis point incentive adder for RTO participation in each of the TOs’ formula rates. On January 5, 2015, the FERC approved the use of this incentive adder, effective January 6, 2015. Additionally, ITC Midwest filed a request with the FERC, under FPA Section 205, in January 2015 for authority to include a 100 basis point incentive adder for independent transmission ownership, which is currently authorized for ITCTransmission and METC. On March 31, 2015, the FERC approved the use of a 50 basis point incentive adder for independence, effective April 1, 2015. On April 30, 2015, ITC Midwest and an intervenor, Resale Power Group of Iowa ("RPGI"), filed separate requests with the FERC for rehearing on the approved incentive adder for independence, and both requests were subsequently denied by the FERC on January 6, 2016. RPGI has filed an appeal of the FERC’s decisions, which remains pending. Beginning September 28, 2016, these incentive adders have been applied to METC’s and ITC Midwest’s base ROEs in establishing their total authorized ROE rates, subject to the maximum ROE limitation in the September 2016 Order of 11.35%.
Development Projects
We are pursuing strategic development projects that may result in payments to developers that are contingent on the projects reaching certain milestones indicating that the projects are financially viable. We believe it is reasonably possible that we will be required to make these contingent development payments up to a maximum amount of $125 million for the period from 2018 through 2021. In the event it becomes probable that we will make these payments, we would recognize the liability and the corresponding intangible asset or expense as appropriate.
Purchase Obligations and Leases
At December 31, 2017, we had purchase obligations of $72 million representing commitments for materials, services and equipment that had not been received as of December 31, 2017, primarily for construction and maintenance projects for which we have an executed contract. Of these purchase obligations, $71 million is expected to be paid in 2018, with the majority of the items related to materials and equipment that have long production lead times.
We have operating leases for office space, equipment and storage facilities. We recognize expenses relating to our operating lease obligations on a straight-line basis over the term of the lease. We recognized rent expense of $1 million for each of the years ended December 31, 2017, 2016 and 2015 recorded in general and administrative expenses as well as operation and maintenance expenses. These amounts and the amounts in the table below do not include any expense or payments to be made under the METC Easement Agreement described below under “Other Commitments — METC — Amended and Restated Easement Agreement with Consumers Energy.”
Future minimum lease payments under the leases at December 31, 2017 were:

(In millions)
2018	$1
2019	1
2020	1
2021	—
2022 and thereafter	1
Total minimum lease payments	$4

Other Commitments
METC
Amended and Restated Purchase and Sale Agreement for Ancillary Services. Since METC does not own any generating facilities, it must procure ancillary services from third party suppliers, such as Consumers Energy. Currently, under the Ancillary Services Agreement, METC pays Consumers Energy for providing certain generation based services necessary to support the reliable operation of the bulk power grid, such as voltage support and generation capability and capacity to balance loads and generation.
Amended and Restated Easement Agreement. Under the Easement Agreement, Consumers Energy provides METC with an easement to the land on which a majority of METC’s transmission towers, poles, lines and other transmission facilities used to transmit electricity for Consumers Energy and others are located. METC pays Consumers Energy $10 million per year for the easement and also pays for any rentals, property, taxes, and other fees related to the property covered by the Easement Agreement. Payments to Consumers Energy under the Easement Agreement are charged to operation and maintenance expenses.
ITC Midwest
Operations Services Agreement For 34.5 kV Transmission Facilities. ITC Midwest and IP&L entered into the OSA under which IP&L performs certain operations functions for ITC Midwest’s 34.5 kV transmission system on behalf of ITC Midwest. The OSA provides that when ITC Midwest upgrades 34.5 kV facilities to higher operating voltages it may notify IP&L of the change and the OSA is no longer applicable to those facilities.
ITC Great Plains
Amended and Restated Maintenance Agreement. Mid-Kansas and ITC Great Plains have entered into the Mid-Kansas Agreement pursuant to which Mid-Kansas has agreed to perform various field operations and maintenance services related to certain ITC Great Plains assets.
Concentration of Credit Risk
Our credit risk is primarily with DTE Electric, Consumers Energy and IP&L, which were responsible for approximately 22.1%, 21.3% and 25.7%, respectively, or $280 million, $269 million and $325 million, respectively, of our consolidated billed revenues for the year ended December 31, 2017. These percentages and amounts of total billed revenues of DTE Electric, Consumers Energy and IP&L include the collection of 2015 revenue accruals and deferrals and exclude any amounts for the 2017 revenue accruals and deferrals that were included in our 2017 operating revenues, but will not be billed to our customers until 2019. Under DTE Electric’s and Consumers Energy’s current rate structure, DTE Electric and Consumers Energy include in their retail rates the actual cost of transmission services provided by ITCTransmission and METC, respectively, in their billings to their customers, effectively passing through to end-use consumers the total cost of transmission service. IP&L currently includes in their retail rates an allowance for transmission services provided by ITC Midwest in their billings to their customers. However, any financial difficulties experienced by DTE Electric, Consumers Energy or IP&L may affect their ability to make payments for transmission service to ITCTransmission, METC, and ITC Midwest, which could negatively impact our business. MISO, as our MISO Regulated Operating Subsidiaries’ billing agent, bills DTE Electric, Consumers Energy, IP&L and other customers on a monthly basis and collects fees for the use of the MISO Regulated Operating Subsidiaries’ transmission systems. SPP is the billing agent for ITC Great Plains and bills transmission customers for the use of ITC Great Plains transmission systems. MISO and SPP have implemented strict credit policies for its members’ customers, which include customers using our transmission systems. Specifically, MISO and SPP require a letter of credit or cash deposit equal to the credit exposure, which is determined by a credit scoring model and other factors, from any customer using a member’s transmission system.
The financial results of ITC Interconnection are currently not material to our consolidated financial statements, including billed revenues.